Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Revenue	$ 227,635	$ 166,891	$ 770,635	$ 463,108
Cost of revenues	114,509	107,482	475,622	270,222
Gross Profit	113,126	59,409	295,013	192,886
Operating Expenses:
Compensation - officers	49,788	57,442	223,404	260,936
Officer Compensation Stock	89,790	98,000	424,055	170,775
Employee Compensation Stock		20,182
Marketing	20,623	29,267	242,719	332,986
General and administrative	207,122	171,435	514,467	653,242
Donations				35,500
Loss on disposal of assets				60,792
Professional fees	16,791	9,976	172,127	70,289
Bad Debt Expense			31,211	87,342
Cost of legal proceedings	49,022	125,994	453,553	79,447
Research and development	22,113	65,245	338,856	150,451
Total operating expenses	455,249	577,541	2,434,726	1,901,760
Loss from operations	(342,123)	(518,132)	(2,139,713)	(1,708,874)
Other Income (Expenses)
Interest expense	(1,191)	(1,191)	(75,632)	(4,765)
Interest income
Total other income (expenses)	(164,574)	(1,191)	(75,632)	(4,765)
Net loss before income taxes	(506,697)	(519,323)	(2,215,345)	(1,713,639)
Income taxes
Net loss	(506,697)	(519,323)	$ (2,215,345)	$ (1,713,639)
Net loss per common share:
Loss per common share-Basic and Diluted			$ (0.04)	$ (0.04)
Convertible Note 1-GHS [Member]
Other Income (Expenses)
Interest expense	(2,864)
Convertible Note 2-GHS [Member]
Other Income (Expenses)
Interest expense	(44,732)
Convertible Note 3-GHS [Member]
Other Income (Expenses)
Interest expense	(57,770)
Convertible Note 4-GHS [Member]
Other Income (Expenses)
Interest expense	(57,418)
Promissory Note-GHS [Member]
Other Income (Expenses)
Interest expense	$ (599)